May 01, 2025
AZL Fidelity Institutional Asset Management Total Bond Fund
Investment Objective
The Fund seeks a high level of current income.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL Fidelity Institutional Asset Management Total Bond Fund		AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
Management Fee		0.50%	0.50%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.15%	0.15%
Total Annual Fund Operating Expenses		0.65%	0.90%
Fee Waiver	[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver		0.64%	0.89%
[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.49% through at least April 30, 2026, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AZL Fidelity Institutional Asset Management Total Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	65	207	361	809
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	91	286	497	1,107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

Under normal market conditions, the Fund will invest at least 80% of its assets in debt securities of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publicly traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasury obligations, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).

The Subadviser considers other factors when selecting Fund investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the Fund’s exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, and internal views of potential future market conditions.

The Fund’s assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.

The Fund’s assets may be invested in securities of foreign issuers, including those located in emerging markets, denominated in US dollars or in local currency, in addition to securities of domestic issuers.

The Fund may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the Fund does not own the assets, instrument or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the Fund may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.

The Fund also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”

To earn additional income for the Fund, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate, which increases transaction costs.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception, as applicable, compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to April 27, 2015, the Fund was managed pursuant to different investment strategies and known as the AZL Pyramis Core Bond Fund. Consequently, the performance information shown below for periods prior to April 27, 2015, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Bar Chart and Table (Class 2) Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	7.17%
Lowest (Q2, 2022)	-6.10%

Average Annual Total Returns
Average Annual Returns - AZL Fidelity Institutional Asset Management Total Bond Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1		2.07%	0.78%		1.86%	Oct. 28, 2016
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2		1.75%	0.53%	2.00%		Sep. 05, 2012
Bloomberg U.S. Aggregate Bond Index	[1]	1.25%	(0.33%)	1.35%	0.99%
[1]	Reflects no deduction for fees, expenses, or taxes.